Shareholders' Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Compensation
Schedule of deliberate and paid dividends

The Company’s Bylaws provide for the distribution of minimum dividends of 25% of the adjusted net income in accordance with the law, to the holders of their shares. Dividends are calculated in accordance with the bylaws and the Joint Stock Company Act.

The profit destination for 2021 is shown below:

		12/31/2021
Profit for the year		12,258,628
Capital reserve	5%	(612,931)
Profit for allocation		11,645,697
Mandatory minimum dividends (i)	25%	(2,911,424)
Statutory reserve		(8,734,273)

(i)	Of the total mandatory minimum dividend, in the amount of R$2,911,424, the Company's Board of Directors, in a meeting held on July 27, 2021, approved the distribution of dividends to shareholders, as an anticipation of the mandatory minimum dividend based on the net income generated until June 30, 2021, in the amount of R$1,750,000, corresponding to R$1.26801069070972 per share, which had already been paid by year-end. Additionally, on December 29, 2021, the Board of Directors approved the payment to shareholders, also as an anticipation of the minimum mandatory dividend, of interest on equity in the amount of R$256,953, based on net income generated until November 30, 2021, corresponding to the amount of R$ 0.19150790423 per share, before taxes, which will be paid to shareholders until May 30, 2022. Thus, the remaining balance of the minimum mandatory dividend, in the amount of R$904,471, as shown in the table below, will be deliberated at the Company's Annual General Meeting.

Schedule of share based compensation

Nature	Approval	Amount	R$/per share
Anticipated Dividends	BoD 07/27/2021	1,750,000	1.26801069070972
Interest on equity	BoD 12/29/2021	256,953	0.19150790423
Mandatory minimum dividends		904,471	0.67410640690
		2,911,424